UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Maureen E. Kane
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2011

Item 1. Schedule of Investments

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 97.2%

Consumer Discretionary - 11.4%

Auto Components - 1.0%
200,000	China Zenix Auto International Ltd.
	ADR*	$ 1,180,000
200,500	Modine Manufacturing Co.*	2,989,455
		4,169,455
Specialty Retail - 8.9%
220,550	DSW, Inc. Class A*	11,684,739
303,850	Express, Inc.	6,818,394
154,675	Monro Muffler Brake, Inc.	5,531,178
321,550	Select Comfort Corp.*	5,408,471
1,700	Teavana Holdings, Inc.*	47,940
63,550	The Men's Wearhouse, Inc.	2,083,805
420,450	West Marine, Inc.*	4,309,612
		35,884,139
Textiles, Apparel & Luxury Goods - 1.5%
198,950	G-III Apparel Group Ltd.*	6,141,587
		46,195,181
Energy - 7.2%

Energy Equipment & Services - 3.4%
39,050	Core Laboratories NV	4,243,954
595,700	Pioneer Drilling Co.*	9,692,039
		13,935,993
Oil, Gas & Consumable Fuels - 3.8%
194,800	Berry Petroleum Co. Class A	11,171,780
108,250	Carrizo Oil & Gas, Inc.*	4,156,800
		15,328,580
		29,264,573
Financials - 10.8%

Capital Markets - 7.7%
277,950	Cohen & Steers, Inc.	10,987,363
372,050	Evercore Partners, Inc. Class A	10,577,382
646,600	HFF, Inc. Class A*	9,763,660
		31,328,405
Commercial Banks - 3.1%
152,600	Bank of the Ozarks, Inc.	7,927,570
77,800	Signature Bank*	4,602,648
		12,530,218
		43,858,623
Health Care - 19.7%

Biotechnology - 1.1%
470,950	NPS Pharmaceuticals, Inc.*	4,549,377

Health Care Providers & Services - 6.8%
385,200	Brookdale Senior Living, Inc.*	8,239,428
250,000	Healthspring, Inc.*	10,260,000
195,350	IPC The Hospitalist Co., Inc.*	8,835,680
		27,335,108
Health Care Technology - 4.1%
95,600	Quality Systems, Inc.	8,734,016
122,350	SXC Health Solutions Corp.*	7,723,955
		16,457,971
Life Sciences Tools & Services - 4.0%
546,250	Bruker Corp.*	9,406,425
446,850	WuXi PharmaTech (Cayman), Inc.
	ADR*	6,961,923
		16,368,348
Pharmaceuticals - 3.7%
267,650	Jazz Pharmaceuticals, Inc.*	10,831,796
133,200	Par Pharmaceutical Cos., Inc.*	4,314,348
		15,146,144
		79,856,948
Industrials - 16.7%

Commercial Services & Supplies - 1.4%
357,300	Interface, Inc. Class A	5,723,946
Electrical Equipment - 5.6%
138,750	General Cable Corp.*	5,518,088
372,100	II-VI, Inc.*	9,313,663
31,500	Polypore International, Inc.*	2,142,000
163,850	Woodward, Inc.	5,652,825
		22,626,576
Machinery - 4.2%
102,450	Chart Industries, Inc.*	5,435,997
180,869	Sun Hydraulics Corp.	5,156,561
261,950	Titan International, Inc.	6,619,476
		17,212,034
Trading Companies & Distributors - 5.5%
146,200	Applied Industrial Technologies, Inc.	4,666,704
356,000	Beacon Roofing Supply, Inc.*	7,611,280
492,400	CAI International, Inc.*	8,641,620
110,300	H&E Equipment Services, Inc.*	1,323,600
		22,243,204
		67,805,760
Information Technology - 25.0%

Communications Equipment - 1.5%
186,700	Radware Ltd.*	6,189,105

Internet Software & Services - 9.9%
570,800	j2 Global Communications, Inc.*	15,263,192
185,100	Liquidity Services, Inc.*	4,475,718
115,150	LogMeIn, Inc.*	4,093,583

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2011 (Unaudited)

Shares		Value

Information Technology (Continued)

Internet Software & Services (Continued)
266,800	RightNow Technologies, Inc.*	$ 9,055,192
256,950	Vocus, Inc.*	7,341,061
		40,228,746
IT Services - 3.6%
222,000	Echo Global Logistics, Inc.*	3,321,120
793,200	Online Resources Corp.*	2,823,792
605,550	Sapient Corp.*	8,429,256
		14,574,168
Semiconductors & Semiconductor Equipment - 3.3%
101,050	Hittite Microwave Corp.*	5,657,790
210,600	Power Integrations, Inc.	7,474,194
		13,131,984
Software - 6.7%
137,600	CommVault Systems, Inc.*	5,327,872
90,450	Informatica Corp.*	4,624,708
42,750	MICROS Systems, Inc.*	2,093,468
66,750	Pegasystems, Inc.	2,694,030
134,350	QLIK Technologies, Inc.*	4,072,148
382,300	Solarwinds, Inc.*	8,223,273
		27,035,499
		101,159,502
Materials - 4.5%

Chemicals - 2.1%
194,500	Balchem Corp.	8,513,265

Metals & Mining - 2.4%
189,900	Schnitzer Steel Industries, Inc. Class A	9,645,021
		18,158,286
Telecommunication Services - 1.9%

Diversified Telecommunication Services - 1.9%
242,700	Cbeyond, Inc.*	2,725,521
340,100	Cogent Communications Group, Inc.*	5,125,307
		7,850,828
Total Investment in Common Stocks - 97.2%
(Identified cost, $303,590,316)		394,149,701

Short-Term Investment - 5.4%
21,869,645	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $21,869,646)	21,869,645

Total Investments - 102.6%
(Identified cost, $325,459,962)+	416,019,346

Liabilities in Excess of Other Assets - (2.6)%	(10,485,471)
Net Assets - 100%	$ 405,533,875

*	Non-income producing security
ADR	American Depository Receipt
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes.

Net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$ 101,617,076
Gross unrealized depreciation	(11,057,692)
Net unrealized appreciation	$ 90,559,384

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2011 (Unaudited)

Shares		Value
COMMON STOCK - 97.7%

Consumer Discretionary - 15.6%

Household Durables - 4.4%
113,650	Tempur-Pedic International, Inc.*	$ 8,183,936
Internet & Catalog Retail - 1.3%
11,350	Amazon.com, Inc.*	2,525,602
Media - 4.0%
269,750	CBS Corp. Class B	7,383,058
Specialty Retail - 5.9%
67,650	O'Reilly Automotive, Inc.*	4,025,175
88,500	Tiffany & Co.	7,043,715
		11,068,890
		29,161,486
Consumer Staples - 5.6%

Food & Staples Retailing - 5.6%
70,550	Costco Wholesale Corp.	5,520,538
128,300	Walgreen Co.	5,008,832
		10,529,370
Energy - 12.6%

Energy Equipment & Services - 5.4%
80,697	Helmerich & Payne, Inc.	5,572,128
48,553	Schlumberger Ltd.	4,387,734
		9,959,862
Oil, Gas & Consumable Fuels - 7.2%
30,234	Apache Corp.	3,740,550
52,600	Chevron Corp.	5,471,452
53,550	Exxon Mobil Corp.	4,272,755
		13,484,757
		23,444,619
Financials - 4.5%

Commercial Banks - 1.5%
68,450	CIT Group, Inc.*	2,720,203
Insurance - 3.0%
4	Berkshire Hathaway, Inc. Class A*	446,000
87,650	Prudential Financial, Inc.	5,143,302
		5,589,302
		8,309,505
Health Care - 10.8%

Biotechnology - 3.7%
121,300	Alexion Pharmaceuticals, Inc.*	6,889,840
Health Care Equipment & Supplies - 2.8%
195,000	CareFusion Corp.*	5,146,050
Health Care Providers & Services - 4.3%
96,700	Cardinal Health, Inc.	4,231,592
69,850	Express Scripts, Inc.*	3,790,061
		8,021,653
		20,057,543
Industrials - 14.8%

Aerospace & Defense - 2.0%
38,500	Goodrich Corp.	3,662,890
Construction & Engineering - 3.4%
154,350	Chicago Bridge & Iron Co. NV	6,366,937
Electrical Equipment - 1.1%
40,500	Cooper Industries PLC	2,118,555
Machinery - 4.8%
50,300	Deere & Co.	3,949,053
38,450	Illinois Tool Works, Inc.	1,914,810
71,950	Timken Co.	3,142,056
		9,005,919
Road & Rail - 2.6%
195,150	CSX Corp.	4,794,836
Trading Companies & Distributors - 0.9%
51,800	Fastenal Co.	1,743,070
		27,692,207
Information Technology - 28.3%

Communications Equipment - 5.7%
54,750	F5 Networks, Inc.*	5,118,030
99,400	QUALCOMM, Inc.	5,445,132
		10,563,162
Computers & Peripherals - 8.1%
24,850	Apple, Inc.*	9,703,428
206,350	EMC Corp.*	5,381,608
		15,085,036
Internet Software & Services - 2.7%
8,400	Google, Inc. Class A*	5,070,996
IT Services - 6.0%
68,300	Cognizant Technology Solutions Corp.
	Class A*	4,772,121
21,200	MasterCard, Inc. Class A	6,428,900
		11,201,021
Software - 5.8%
166,300	Adobe Systems, Inc.*	4,609,836

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2011 (Unaudited)

Shares		Value

Information Technology (Continued)

Software (Continued)
204,000 Oracle Corp.		$ 6,238,320
		10,848,156
		52,768,371
Materials - 3.1%

Chemicals - 3.1%
146,700	LyondellBasell Industries NV Class A	5,788,782
Telecommunication Services - 2.4%

Wireless Telecommunication Services - 2.4%
104,050	NII Holdings, Inc.*	4,406,518
Total Investment in Common Stocks - 97.7%
(Identified cost, $135,585,896)		182,158,401

Short-Term Investment - 2.4%
4,489,771	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $4,489,771)	4,489,771
Total Investments - 100.1%
(Identified cost, $140,075,667)+		186,648,172

Liabilities in Excess of Other Assets - (0.1)%		(202,294)
Net Assets - 100%		$ 186,445,878

*	Non-income producing security
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes.

Net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$ 50,093,877
Gross unrealized depreciation	(3,521,372)
Net unrealized appreciation	$ 46,572,505

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 94.0%

Consumer Discretionary - 20.4%

Hotels, Restaurants & Leisure - 4.0%
2,300	Buffalo Wild Wings, Inc.*	$ 146,119
8,500	Texas Roadhouse, Inc.	140,420
		286,539
Household Durables - 4.4%
2,350	Tempur-Pedic International, Inc.*	169,223
2,350	Tupperware Brands Corp.	146,852
		316,075
Multiline Retail - 2.0%
2,200	Dollar Tree, Inc.*	145,706
Specialty Retail - 6.4%
9,900	Chico's FAS, Inc.	149,391
3,250	DSW, Inc. Class A*	172,185
2,400	O'Reilly Automotive, Inc.*	142,800
50	Teavana Holdings, Inc.*	1,410
		465,786
Textiles, Apparel & Luxury Goods - 3.6%
5,650	Crocs, Inc.*	177,014
1,400	lululemon Athletica, Inc.*	84,756
		261,770
		1,475,876
Consumer Staples - 5.9%

Food & Staples Retailing - 2.1%
3,600	United Natural Foods, Inc.*	150,300
Food Products - 1.8%
1,850	Diamond Foods, Inc.	132,442
Personal Products - 2.0%
2,650	Herbalife Ltd.	147,658
		430,400
Energy - 4.2%

Energy Equipment & Services - 2.1%
2,200	Dril-Quip, Inc.*	155,122
Oil, Gas & Consumable Fuels - 2.1%
2,600	Whiting Petroleum Corp.*	152,360
		307,482
Financials - 5.9%
Commercial Banks - 2.2%
2,600	SVB Financial Group*	158,652
Diversified Financial Services - 2.0%
4,150	Moody's Corp.	147,782
Real Estate Investment Trusts (REITs) - 1.7%
850	Essex Property Trust, Inc.	119,306
		425,740
Health Care - 20.7%

Biotechnology - 2.2%
2,800	Alexion Pharmaceuticals, Inc.*	159,040
Health Care Equipment & Supplies - 7.9%
4,950	CareFusion Corp.*	130,631
5,100	Cyberonics, Inc.*	138,414
2,700	Sirona Dental Systems, Inc.*	136,566
2,150	The Cooper Cos., Inc.	164,453
		570,064
Health Care Providers & Services - 5.7%
2,550	Catalyst Health Solutions, Inc.*	167,101
5,000	Coventry Health Care, Inc.*	160,000
950	MWI Veterinary Supply, Inc.*	84,607
		411,708
Life Sciences Tools & Services - 2.0%
2,550	Covance, Inc.*	145,988
Pharmaceuticals - 2.9%
2,150	Par Pharmaceutical Cos., Inc.*	69,638
3,650	Salix Pharmaceuticals Ltd.*	141,547
		211,185
		1,497,985
Industrials - 15.7%

Aerospace & Defense - 2.1%
3,800	BE Aerospace, Inc.*	151,240
Commercial Services & Supplies - 1.3%
5,650	Interface, Inc. Class A	90,513
Electrical Equipment - 3.9%
1,900	Roper Industries, Inc.	155,097
3,650	Sensata Technologies Holding NV*	129,502
		284,599
Machinery - 6.3%
2,250	AGCO Corp.*	106,695
2,750	Chart Industries, Inc.*	145,915
3,500	Kennametal, Inc.	138,005
1,350	Nordson Corp.	68,890
		459,505
Road & Rail - 2.1%
2,500	Kansas City Southern*	148,375
		1,134,232

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) – AS OF JULY 31, 2011 (Unaudited)

Shares		Value

Information Technology - 15.9%

Communications Equipment - 1.9%
1,500	F5 Networks, Inc.*	$ 140,220
Electronic Equipment & Instruments - 1.0%
2,300	Rofin-Sinar Technologies, Inc.*	72,174
Internet Software & Services - 1.3%
2,600	LogMeIn, Inc.*	92,430
IT Services - 4.1%
5,000	Cardtronics, Inc.*	114,900
1,300	Syntel, Inc.	71,461
2,900	VeriFone Systems, Inc.*	114,173
		300,534
Semiconductors & Semiconductor Equipment - 1.4%
1,850	Netlogic Microsystems, Inc.*	63,917
1,050	Power Integrations, Inc.	37,265
		101,182
Software - 6.2%
2,700	ANSYS, Inc.*	136,620
2,250	Pegasystems, Inc.	90,810
2,600	QLIK Technologies, Inc.*	78,806
6,500	Solarwinds, Inc.*	139,815
		446,051
		1,152,591
Materials - 2.1%

Chemicals - 2.1%
4,600	Intrepid Potash, Inc.*	152,950

Telecommunication Services - 3.2%

Diversified Telecommunication Services - 1.2%
1,400	AboveNet, Inc.	85,246
Wireless Telecommunication Services - 2.0%
3,400	NII Holdings, Inc.*	143,990
		229,236
Total Investment in Common Stocks - 94.0%
(Identified cost, $6,456,526)		6,806,492

Short-Term Investment - 5.4%
388,379	State Street Institutional U.S.
	Government Money Market Fund
	(Identified cost, $388,379)	388,379
Total Investments - 99.4%
(Identified cost, $6,844,905)+		7,194,871

Other Assets in Excess of Liabilities - 0.6%		41,224
Net Assets - 100%		$ 7,236,095

*	Non-income producing security
ADR	American Depositary Receipt
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes.

Net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$ 528,957
Gross unrealized depreciation	(178,991)
Net unrealized appreciation	$ 349,966

See notes to financial statements.

CENTURY FUNDS

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service.  If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Century Shares Trust
Common Stock*	$182,158,401	$—	$—	$182,158,401
Money Market Fund	4,489,771	—	—	4,489,771
Total Investments	$186,648,172	$—	$—	$186,648,172
Century Small Cap Select Fund
Common Stock*	$394,149,701	$—	$—	$394,149,701
Money Market Fund	21,869,645	—	—	21,869,645
Total Investments	$416,019,346	$—	$—	$416,019,346
Century Growth Opportunities Fund
Common Stock*	$6,806,492	$—	$—	$6,806,492
Money Market Fund	388,379	—	—	388,379
Total Investments	$7,194,871	$—	$—	$7,194,871

* At July 31, 2011 the Funds held investments in common stocks classified as Level 1, with the corresponding major categories as shown on each Fund’s Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Century Capital Management Trust

By:           /s/ Alexander L. Thorndike
Alexander L. Thorndike, Principal Executive Officer

Date:  September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Alexander L. Thorndike
Alexander L. Thorndike, Principal Executive Officer

Date:  September 29, 2011

By:           /s/ Julie Smith
Julie Smith, Principal Financial Officer

Date:  September 29, 2011

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)